Note 10 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (12,753)	$ (7,352)	$ (28,837)	$ (14,645)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	27,921,026	23,094,161	27,826,737	23,061,941
Net loss per share —basic and diluted (in dollars per share)	$ (0.46)	$ (0.32)	$ (1.04)	$ (0.64)